UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 5000
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    May 24, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107        221         2700   X                          2700
Apache Corp              Common    037411105      23904       182588   X                        182588
Cabot Oil & Gas          Common    127097103      30688       579345   X                        579345
Cameron International C  Common    13342B105      19436       340388   X                        340388
Canadian Natural Resour  Common    136385101      19920       402990   X                        402990
CenterPoint Energy Inc   Common    15189T107      23519      1339376   X                       1339376
Chevron Corp             Common    166764100      24730       230070   X                        230070
Devon Energy Corp        Common    25179M103      30383       331079   X                        331079
EOG Resources            Common    26875P101      26179       220899   X                        220899
El Paso Corporation      Common    28336L109      35908      1994916   X                       1994916
Endeavour International  Common    29259G200       8575       675159   X                        675159
Energen Corp             Common    29265N108       6552       103800   X                        103800
Exxon Mobil Corp         Common    30231G102      23718       281918   X                        281918
Global Geophysical Svcs  Common    37946S107      16154      1117183   X                       1117183
Halliburton Co           Common    406216101      22966       460796   X                        460796
Hess Corporation         Common    42809H107      27023       317129   X                        317129
National Fuel Gas Co     Common    636180101      31583       426800   X                        426800
National-Oilwell Varco,  Common    637071101      25269       318769   X                        318769
Newfield Exploration Co  Common    651290108      22324       293700   X                        293700
Noble Energy Inc         Common    655044105      33076       342229   X                        342229
Occidental Petroleum Co  Common    674599105      23071       220795   X                        220795
Petroleo Brasileiro      Common    71654V408        243         6000   X                          6000
Petroleo Brasileiro Sa   Common    71654V101      25338       712942   X                        712942
Pioneer Natural Resourc  Common    723787107      23156       227194   X                        227194
Plains Exploration & Pr  Common    726505100      24839       685597   X                        685597
QEP Res Inc              Common    74733V100      33781       833287   X                        833287
Quicksilver Res Inc      Common    74837R104      19612      1370486   X                       1370486
Royal Dutch Shell Plc C  Common    780259206       4146        56900   X                         56900
Schlumberger LTD         Common    806857108      19304       206995   X                        206995
Seadrill Ltd             Common    G7945E105      21299       590482   X                        590482
St. Mary Land and Explo  Common    792228108        714         9625   X                          9625
Talisman Energy, Inc     Common    87425E103      25347      1026190   X                       1026190
Transcanada Corp Com     Common    89353D107      21359       526993   X                        526993
Weatherford Internation  Common    H27013103      16487       729492   X                        729492
Williams Companies       Common    969457100      24658       790825   X                        790825

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  735,482